Fair Values (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investment securities:
Equity securities	$ 360,000,000	$ 475,000,000
Debt securities and other	6,787,000,000	13,535,000,000
Derivatives	1,516,000,000	1,089,000,000
Total assets	8,663,000,000	15,099,000,000
Level 1 [Member]
Investment securities:
Equity securities	360,000,000	475,000,000
Debt securities and other	340,000,000	0
Derivatives	0	0
Total assets	700,000,000	475,000,000
Level 2 [Member]
Investment securities:
Equity securities	0	0
Debt securities and other	6,447,000,000	13,535,000,000
Derivatives	1,516,000,000	1,089,000,000
Total assets	7,963,000,000	14,624,000,000
Level 3 [Member]
Investment securities:
Total assets	$ 0	$ 0